Regulatory Capital Requirements and Other Restrictions, Regulatory Capital Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Wells Fargo & Company [Member]
Regulatory leverage:
Total leverage exposure	$ 2,466,623	$ 2,267,641
Supplementary leverage ratio (SLR)	0.0623	0.0674
Tier 1 leverage ratio	0.0748	0.0808
Required minimum leverage
Supplementary leverage ratio	0.0500	0.0500
Tier 1 leverage ratio	0.0400	0.0400
Wells Fargo & Company [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 137,346	$ 134,588
Tier 1	153,567	152,866
Total	184,682	184,638
Assets:
Risk-weighted assets	1,294,609	1,216,146
Adjusted average assets	$ 2,052,117	$ 1,891,333
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1061	0.1107
Tier 1 capital	0.1186	0.1257
Total capital	0.1427	0.1518
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0850	0.0980
Tier 1 capital	0.1000	0.1130
Total capital	0.1200	0.1330
Wells Fargo & Company [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 137,346	$ 134,588
Tier 1	153,567	152,866
Total	174,617	174,446
Assets:
Risk-weighted assets	1,112,533	1,085,017
Adjusted average assets	$ 2,052,117	$ 1,891,333
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1235	0.1240
Tier 1 capital	0.1380	0.1409
Total capital	0.1570	0.1608
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0850	0.0850
Tier 1 capital	0.1000	0.1000
Total capital	0.1200	0.1200
Wells Fargo Bank, NA [Member]
Regulatory leverage:
Total leverage exposure	$ 2,141,519	$ 2,033,458
Supplementary leverage ratio (SLR)	0.0709	0.0716
Tier 1 leverage ratio	0.0869	0.0872
Required minimum leverage
Supplementary leverage ratio	0.0600	0.0600
Tier 1 leverage ratio	0.0500	0.0500
Wells Fargo Bank, NA [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 151,833	$ 145,651
Tier 1	151,833	145,651
Total	169,520	167,936
Assets:
Risk-weighted assets	1,184,912	1,113,190
Adjusted average assets	$ 1,746,906	$ 1,669,946
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1281	0.1308
Tier 1 capital	0.1281	0.1308
Total capital	0.1431	0.1509
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0700	0.0700
Tier 1 capital	0.0850	0.0850
Total capital	0.1050	0.1050
Wells Fargo Bank, NA [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 151,833	$ 145,651
Tier 1	151,833	145,651
Total	158,966	158,021
Assets:
Risk-weighted assets	940,876	916,135
Adjusted average assets	$ 1,746,906	$ 1,669,946
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1614	0.1590
Tier 1 capital	0.1614	0.1590
Total capital	0.1690	0.1725
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0700	0.0700
Tier 1 capital	0.0850	0.0850
Total capital	0.1050	0.1050